Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 1.1%
47,996	(1)	Magnite, Inc.	$1,392,844	0.7
39,965	(1)	QuinStreet, Inc.	715,773	0.4
			2,108,617	1.1

		Consumer Discretionary: 14.0%
25,037	(1)	Academy Sports & Outdoors, Inc.	1,108,388	0.6
28,213	(1)	Boyd Gaming Corp.	1,731,432	0.9
13,189	(1)	Bright Horizons Family Solutions, Inc.	1,922,429	1.0
9,638	(1)	Capri Holdings Ltd.	544,643	0.3
16,993	(1)	CROCS, Inc.	2,426,940	1.3
2,922	(1)	Deckers Outdoor Corp.	1,222,711	0.7
26,860	(1),(2)	Fisker, Inc.	374,697	0.2
18,967		Kontoor Brands, Inc.	1,023,459	0.5
15,473		LCI Industries	2,191,905	1.2
84,198	(1)	Leslie's, Inc.	2,030,856	1.1
3,158		Lithia Motors, Inc.	1,046,245	0.6
9,368	(1)	Marriott Vacations Worldwide Corp.	1,400,984	0.7
28,285	(1)	National Vision Holdings, Inc.	1,696,534	0.9
52,175	(1)	Sonos, Inc.	2,072,913	1.1
35,289	(1)	Stoneridge, Inc.	822,234	0.4
14,851		Texas Roadhouse, Inc.	1,410,845	0.8
9,127		Wingstop, Inc.	1,569,205	0.8
24,812		Winnebago Industries	1,727,412	0.9
			26,323,832	14.0

		Consumer Staples: 1.6%
20,597	(1)	Grocery Outlet Holding Corp.	536,140	0.3
51,591	(1)	Performance Food Group Co.	2,590,900	1.3
			3,127,040	1.6

		Energy: 0.4%
16,538	(1)	Renewable Energy Group, Inc.	800,770	0.4

		Financials: 8.3%
20,942		BankUnited, Inc.	880,192	0.5
10,962		Capstar Financial Holdings, Inc.	230,641	0.1
47,181	(1)	Focus Financial Partners, Inc.	2,447,750	1.3
22,297	(1)	Green Dot Corp.	1,164,795	0.6
16,777	(1)	Palomar Holdings, Inc.	1,506,575	0.8
23,790		PJT Partners, Inc.	1,878,934	1.0
12,421		Primerica, Inc.	1,899,668	1.0
40,094		PROG Holdings, Inc.	1,897,248	1.0
5,882		Signature Bank	1,525,379	0.8
22,022		Western Alliance Bancorp.	2,148,466	1.2
			15,579,648	8.3

		Health Care: 29.2%
16,823	(1)	Addus HomeCare Corp.	1,512,724	0.8
46,059	(1)	Aerie Pharmaceuticals, Inc.	686,740	0.4
41,558	(1),(2)	Akouos, Inc.	494,125	0.3
76,893	(1)	Amicus Therapeutics, Inc.	875,811	0.5
27,971	(1),(2)	Applied Therapeutics, Inc.	439,424	0.2
9,897	(1)	Arena Pharmaceuticals, Inc.	523,749	0.3
25,215	(1)	Arrowhead Pharmaceuticals, Inc.	1,692,431	0.9
18,765	(1)	Arvinas, Inc.	1,617,731	0.9
48,869	(1)	AxoGen, Inc.	833,705	0.4
14,582	(1)	Axonics, Inc.	1,093,358	0.6
15,220	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,997,473	1.1
12,148	(1)	Blueprint Medicines Corp.	1,133,044	0.6
31,253	(1)	CryoPort, Inc.	1,986,753	1.0
31,330	(1)	Dicerna Pharmaceuticals, Inc.	644,771	0.3
28,500		Encompass Health Corp.	2,235,825	1.2
22,723	(1)	Fate Therapeutics, Inc.	1,664,460	0.9
28,455	(1),(2)	G1 Therapeutics, Inc.	430,240	0.2
12,502	(1)	Globus Medical, Inc.	1,020,163	0.5
17,621	(1)	Haemonetics Corp.	1,105,718	0.6
38,317	(1)	Halozyme Therapeutics, Inc.	1,608,931	0.8
33,968	(1)	HealthEquity, Inc.	2,179,727	1.2
53,481	(1)	Heron Therapeutics, Inc.	624,123	0.3
19,231	(1)	Ideaya Biosciences, Inc.	451,929	0.2
97,105	(1)	Immunogen, Inc.	587,485	0.3
29,388	(1)	Insmed, Inc.	824,040	0.4
14,651	(1)	Integer Holdings Corp.	1,447,372	0.8
11,424	(1)	Kodiak Sciences, Inc.	1,075,912	0.6
12,537	(1)	Krystal Biotech, Inc.	726,394	0.4
26,533	(1),(2)	Monte Rosa Therapeutics, Inc.	946,963	0.5
15,936	(1)	Natera, Inc.	1,887,300	1.0
13,928	(1)	NuVasive, Inc.	860,713	0.5
18,766	(1)	Omnicell, Inc.	2,913,797	1.5
43,244	(1)	ORIC Pharmaceuticals, Inc.	955,260	0.5
72,060	(1)	Ortho Clinical Diagnostics Holdings PLC	1,472,906	0.8
26,095	(1)	Phreesia, Inc.	1,867,097	1.0
34,093	(1)	Progyny, Inc.	1,904,776	1.0
85,159	(1)	R1 RCM, Inc.	1,679,335	0.9
27,157	(1)	RAPT Therapeutics, Inc.	888,034	0.5
26,495	(1)	Rocket Pharmaceuticals, Inc.	906,394	0.5
64,421	(1)	Sotera Health Co.	1,575,738	0.8
18,988	(1),(2)	Stoke Therapeutics, Inc.	497,106	0.3
26,349	(1)	Syneos Health, Inc.	2,444,660	1.3
27,670	(1)	TG Therapeutics, Inc.	749,027	0.4
35,216	(1),(2)	UroGen Pharma Ltd.	620,506	0.3
23,393	(1)	Vericel Corp.	1,267,199	0.7
			54,950,969	29.2

		Industrials: 15.6%
64,895	(1)	ACV Auctions, Inc.	1,324,507	0.7
10,857	(1)	ASGN, Inc.	1,218,047	0.6

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
21,918	(1)	Builders FirstSource, Inc.	$1,168,010	0.6
31,107	(1)	Casella Waste Systems, Inc.	2,301,607	1.2
70,366	(1)	Driven Brands Holdings, Inc.	2,102,536	1.1
14,067		EMCOR Group, Inc.	1,709,141	0.9
14,002	(1)	GXO Logistics, Inc.	1,145,224	0.6
21,821		John Bean Technologies Corp.	3,183,466	1.7
10,612		Regal Beloit Corp.	1,585,645	0.8
44,728	(1)	Shoals Technologies Group, Inc.	1,456,791	0.8
22,942		Simpson Manufacturing Co., Inc.	2,595,887	1.4
37,856	(1)	Sun Country Airlines Holdings, Inc.	1,226,156	0.7
52,029	(1)	The AZEK Co., Inc.	2,210,712	1.2
50,313		Vertiv Holdings Co.	1,417,317	0.8
95,837	(1)	WillScot Mobile Mini Holdings Corp.	2,836,775	1.5
15,816		Woodward, Inc.	1,912,787	1.0
			29,394,608	15.6

		Information Technology: 24.8%
32,525	(1)	ACI Worldwide, Inc.	1,048,281	0.6
46,249	(1)	Avaya Holdings Corp.	932,842	0.5
32,716	(1)	Box, Inc.	843,418	0.4
32,871	(1)	Calix, Inc.	1,531,789	0.8
42,919	(1)	Cohu, Inc.	1,531,350	0.8
11,102	(1)	Concentrix Corp.	1,924,976	1.0
8,928	(1)	CS Disco, Inc.	462,024	0.2
37,339	(1),(2)	Duck Creek Technologies, Inc.	1,741,118	0.9
12,325	(1)	Envestnet, Inc.	984,398	0.5
11,182	(1)	Euronet Worldwide, Inc.	1,489,778	0.8
14,172	(1)	Everbridge, Inc.	2,224,579	1.2
30,699		EVERTEC, Inc.	1,419,829	0.8
73,104	(1)	Grid Dynamics Holdings, Inc.	1,956,994	1.0
47,579	(1)	Intapp, Inc.	1,736,633	0.9
21,606	(1)	Itron, Inc.	1,815,120	1.0
14,674	(1)	j2 Global, Inc.	2,020,610	1.1
23,975	(1),(2)	JFrog Ltd.	921,599	0.5
18,951	(1)	Lattice Semiconductor Corp.	1,177,236	0.6
34,076	(1)	Mimecast Ltd.	2,378,845	1.3
17,344	(1)	Onto Innovation, Inc.	1,285,711	0.7
146,636	(1)	Paya Holdings, Inc.	1,415,037	0.7
22,120		Power Integrations, Inc.	2,403,117	1.3
22,821	(1)	Q2 Holdings, Inc.	2,010,302	1.1
57,824	(1)	Repay Holdings Corp.	1,330,530	0.7
22,240	(1)	Shift4 Payments, Inc.	1,906,190	1.0
34,523	(1)	SMART Global Holdings, Inc.	1,672,985	0.9
20,281	(1)	Smartsheet, Inc.	1,613,759	0.9
35,339	(1)	Super Micro Computer, Inc.	1,291,287	0.7
45,409		Switch, Inc.	1,126,597	0.6
65,972	(1)	Verra Mobility Corp.	1,023,226	0.5
108,133	(1)	Vonage Holdings Corp.	1,524,675	0.8
			46,744,835	24.8

		Materials: 2.6%
26,487		Avient Corp.	1,379,708	0.7
20,671	(1)	Ingevity Corp.	1,661,742	0.9
20,600		Sensient Technologies Corp.	1,789,110	1.0
			4,830,560	2.6

		Real Estate: 1.3%
30,541		Acadia Realty Trust	648,080	0.3
33,845		CubeSmart	1,810,707	1.0
			2,458,787	1.3

	Total Common Stock
	(Cost $165,538,099)		186,319,666	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Repurchase Agreements: 1.8%
458,044	(3)	Daiwa Capital Markets, Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $458,045, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $467,205, due 12/09/21-09/01/51)	458,044	0.3
1,000,000	(3)	MUFG Securities America Inc., Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government Agency Obligations, 1.808%-5.500%, Market Value plus accrued interest $1,020,000, due 06/01/33-07/01/51)	1,000,000	0.5
1,000,000	(3)	National Bank Financial, Repurchase Agreement dated 08/31/21, 0.13%, due 09/01/21 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $1,020,000, due 09/01/21-09/09/49)	1,000,000	0.5

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $1,020,000, due 09/09/21-08/20/51)	$1,000,000	0.5

	Total Repurchase Agreements
	(Cost $3,458,044)	3,458,044	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
2,804,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $2,804,000)	2,804,000	1.5

	Total Short-Term Investments
	(Cost $6,262,044)	6,262,044	3.3

	Total Investments in Securities (Cost $171,800,143)	$192,581,710	102.2
	Liabilities in Excess of Other Assets	(4,139,707)	(2.2)
	Net Assets	$188,442,003	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2021.

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$186,319,666	$–	$–	$186,319,666
Short-Term Investments	2,804,000	3,458,044	–	6,262,044
Total Investments, at fair value	$189,123,666	$3,458,044	$–	$192,581,710

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $176,713,406.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$28,049,969
Gross Unrealized Depreciation	(12,181,665)
Net Unrealized Appreciation	$15,868,304